Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$67,858	10.7%	$25,344	4.0%	n/a	n/a
Bank	$65,410	10.3%	$25,300	4.0%	$31,625	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$67,858	13.4%	$20,192	4.0%	n/a	n/a
Bank	$65,410	13.0%	$20,166	4.0%	$30,248	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,178	14.7%	$40,384	8.0%	n/a	n/a
Bank	$71,730	14.2%	$40,331	8.0%	$50,414	10.0%
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$65,047	9.9%	$26,256	4.0%	n/a	n/a
Bank	$63,249	9.7%	$26,193	4.0%	$32,742	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$65,047	13.2%	$19,642	4.0%	n/a	n/a
Bank	$63,249	12.9%	$19,601	4.0%	$29,402	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$71,201	14.5%	$39,284	8.0%	n/a	n/a
Bank	$69,407	14.2%	$39,202	8.0%	$49,003	10.0%

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011

Net income available to common shareholders	$4,445,187	$867,298	$2,710,076
Average common shares outstanding	2,733,969	2,715,186	2,675,654
Effect of dilutive securities	79,646	144,743	826
Average diluted shares outstanding	2,813,615	2,859,929	2,676,480
Basic income per common share	$1.63	$0.32	$1.01
Diluted income per common share	$1.58	$0.30	$1.01